Segmented and Geographic Information and Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Cash and cash equivalents	$ 20,002	$ 2,061
Trade and other receivables	7,132	9,486
Inventories	10,704	8,657
Prepaid expenses	2,876	2,832
Restricted cash	4,527	4,351
Property, plant and equipment	147,399	153,101
Total assets	192,640	180,488
Trade and other payables	37,333	22,960
Derivative instruments	709	1,230
Shares pending issuance from retraction	0	436
Pre-payment facility	2,000	2,250
Other long-term liabilities	1,658	1,610
Silver contract liability	18,193	0
Metals contract liability	40,868	36,837
Convertible debenture	10,849	15,384
Promissory notes	0	4,275
Royalty payable	2,762	3,947
Post-employment benefit obligations	3,892	6,537
Decommissioning provision	11,389	12,193
Deferred tax liabilities	48	629
Total liabilities	139,191	108,288
Revenue	100,188	95,160
Cost of sales	82,740	(80,658)
Depletion and amortization (Note 9)	(24,091)	(20,849)
Care and maintenance costs	(4,117)	(3,842)
Corporate general and administrative	(8,895)	(8,606)
Exploration costs	(5,971)	(3,432)
Accretion on decommissioning provision	(616)	(587)
Interest and financing expense	(7,375)	(8,189)
Foreign exchange gain (loss)	(3,504)	404
Gain on disposal of assets	18	402
Impairment to property, plant and equipment	0	(6,000)
Loss on metals contract liability	(10,065)	(3,396)
Other gain on derivatives	(164)	120
Fair value loss on royalty payable	(875)	(760)
Income (loss) before income taxes	(48,207)	(40,233)
Income tax recovery (expense)	(679)	2,060
Net income (loss) for the year	(48,886)	(38,173)
Other long-term liabilities	1,658	1,610
Cost of sales	(82,740)	80,658
Loss on metals contract liability	10,065	3,396
Loss before income taxes	(48,207)	(40,233)
Credit facility	9,490	0
Impairment to property, plant and equipment	0	6,000
Credit facility	10,000
Galena Complex [Member]
Statement [Line Items]
Cash and cash equivalents	1,390	791
Inventories	2,625	2,244
Prepaid expenses	933	909
Restricted cash	53	53
Property, plant and equipment	74,935	73,490
Total assets	81,386	79,875
Trade and other payables	8,689	4,843
Shares pending issuance from retraction	0	0
Pre-payment facility	2,000	2,250
Silver contract liability	0	0
Royalty payable	0	0
Post-employment benefit obligations	3,892	6,537
Decommissioning provision	5,346	5,563
Total liabilities	21,097	20,267
Revenue	46,077	44,173
Cost of sales	40,186	39,022
Depletion and amortization (Note 9)	(11,822)	(9,093)
Care and maintenance costs	(581)	(594)
Corporate general and administrative	0	0
Exploration costs	(3,107)	(2,455)
Accretion on decommissioning provision	(219)	(217)
Interest and financing expense	(408)	(414)
Foreign exchange gain (loss)	0	0
Gain on disposal of assets	0	283
Impairment to property, plant and equipment	0	0
Loss on metals contract liability	0	0
Other gain on derivatives	0	0
Fair value loss on royalty payable	0	0
Income (loss) before income taxes	(10,246)	(7,339)
Income tax recovery (expense)	452	184
Net income (loss) for the year	(9,794)	(7,155)
Derivative instruments	0	0
Other long-term liabilities	1,170	1,074
Metals contract liability	0	0
Promissory note	0	0
Deferred tax liabilities	0	0
Cost of sales	(40,186)	(39,022)
Loss on metals contract liability	0	0
Loss before income taxes	(10,246)	(7,339)
Trade and other receivables	1,450	2,388
Credit facility	0	0
Convertible debenture	0	0
Impairment to property, plant and equipment	0	0
Cosala Operations [Member]
Statement [Line Items]
Cash and cash equivalents	6,576	687
Inventories	7,976	6,310
Prepaid expenses	745	1,003
Restricted cash	135	162
Property, plant and equipment	48,123	51,600
Total assets	69,040	66,830
Trade and other payables	12,650	12,184
Shares pending issuance from retraction	0	0
Pre-payment facility	0	0
Silver contract liability	0	0
Convertible debenture	0	0
Royalty payable	0	0
Post-employment benefit obligations	0	0
Decommissioning provision	2,129	2,605
Total liabilities	24,317	15,448
Revenue	54,111	50,871
Cost of sales	42,554	40,868
Depletion and amortization (Note 9)	(8,651)	(7,982)
Care and maintenance costs	0	0
Corporate general and administrative	0	0
Exploration costs	(2,754)	(835)
Accretion on decommissioning provision	(236)	(212)
Interest and financing expense	(311)	(296)
Foreign exchange gain (loss)	1,072	(664)
Gain on disposal of assets	0	0
Impairment to property, plant and equipment	0	0
Loss on metals contract liability	0	0
Other gain on derivatives	0	0
Fair value loss on royalty payable	0	0
Income (loss) before income taxes	677	14
Income tax recovery (expense)	(1,131)	1,876
Net income (loss) for the year	(454)	(1,890)
Derivative instruments	0	0
Other long-term liabilities	0	30
Metals contract liability	0	0
Promissory note	0	0
Deferred tax liabilities	48	629
Cost of sales	(42,554)	(40,868)
Loss on metals contract liability	0	0
Loss before income taxes	677	14
Impairment to property, plant and equipment	0	0
Trade and other receivables	5,485	7,068
Credit facility	9,490	0
Relief Canyon [Member]
Statement [Line Items]
Cash and cash equivalents	35	43
Inventories	103	103
Prepaid expenses	755	404
Restricted cash	4,339	4,136
Property, plant and equipment	23,686	27,404
Total assets	28,918	32,090
Trade and other payables	2,896	1,421
Shares pending issuance from retraction	0	0
Pre-payment facility	0	0
Silver contract liability	0	0
Convertible debenture	0	0
Royalty payable	0	0
Post-employment benefit obligations	0	0
Decommissioning provision	3,914	4,025
Total liabilities	6,810	5,446
Revenue	0	116
Cost of sales	0	768
Depletion and amortization (Note 9)	(3,446)	(3,614)
Care and maintenance costs	(3,536)	(3,248)
Corporate general and administrative	0	0
Exploration costs	(110)	(142)
Accretion on decommissioning provision	(161)	(158)
Interest and financing expense	(54)	(633)
Foreign exchange gain (loss)	0	0
Gain on disposal of assets	18	119
Impairment to property, plant and equipment	0	(6,000)
Loss on metals contract liability	0	0
Other gain on derivatives	0	0
Fair value loss on royalty payable	0	0
Income (loss) before income taxes	(7,181)	(14,328)
Income tax recovery (expense)	0	0
Net income (loss) for the year	(7,181)	(14,328)
Trade and other receivables Eight	0	0
Derivative instruments	0	0
Other long-term liabilities	0	0
Metals contract liability	0	0
Promissory note	0	0
Deferred tax liabilities	0	0
Cost of sales	0	(768)
Loss on metals contract liability	0	0
Loss before income taxes	(7,181)	(14,328)
Credit facility	0	0
Impairment to property, plant and equipment	0	6,000
Corporate and Other [Member]
Statement [Line Items]
Cash and cash equivalents	12,001	540
Inventories	0	0
Prepaid expenses	443	516
Restricted cash	0	0
Property, plant and equipment	655	607
Total assets	13,296	1,693
Trade and other payables	13,098	4,512
Shares pending issuance from retraction	0	436
Pre-payment facility	0	0
Silver contract liability	18,193	0
Convertible debenture	10,849	15,384
Royalty payable	2,762	3,947
Post-employment benefit obligations	0	0
Decommissioning provision	0	0
Total liabilities	86,967	67,127
Revenue	0	0
Cost of sales	0	0
Depletion and amortization (Note 9)	(172)	(160)
Care and maintenance costs	0	0
Corporate general and administrative	(8,895)	(8,606)
Exploration costs	0	0
Accretion on decommissioning provision	0	0
Interest and financing expense	(6,710)	(6,846)
Foreign exchange gain (loss)	4,576	1,068
Gain on disposal of assets	0	0
Impairment to property, plant and equipment	0	0
Loss on metals contract liability	10,065	3,396
Other gain on derivatives	(164)	120
Fair value loss on royalty payable	(875)	(760)
Income (loss) before income taxes	(31,457)	(18,580)
Income tax recovery (expense)	0	0
Net income (loss) for the year	(31,457)	(18,580)
Derivative instruments	709	1,230
Other long-term liabilities	488	506
Metals contract liability	40,868	36,837
Promissory note	0	4,275
Deferred tax liabilities	0	0
Cost of sales	0	0
Loss on metals contract liability	(10,065)	(3,396)
Loss before income taxes	(31,457)	(18,580)
Credit facility	0	0
Impairment to property, plant and equipment	0	0
Trade and other receivables	$ 197	$ 30